Note 16 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Minimum capital requirement		Minimum to be well capitalized under prompt corrective action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2012
Total Capital (to Risk-
Weighted Assets)
Consolidated	$66,720	17.6%	$30,346	≥8.0%	N/A	N/A
Bank	$63,968	16.9%	$30,291	≥8.0%	$37,864	10.0%
Tier I Capital (to Risk-
Weighted Assets)
Consolidated	$61,951	16.3%	$15,173	≥4.0%	N/A	N/A
Bank	$59,217	15.6%	$15,145	≥4.0%	$22,178	6.0%
Tier I Capital (to
Average Assets)
Consolidated	$61,951	11.2%	$22,127	≥4.0%	N/A	N/A
Bank	$59,217	10.7%	$22,099	≥4.0%	$27,623	5.0%

As of December 31, 2011
Total Capital (to Risk-
Weighted Assets)
Consolidated	$62,785	15.3%	$32,870	≥8.0%	N/A	N/A
Bank	$60,201	14.7%	$32,701	≥8.0%	$40,876	10.0%
Tier I Capital (to Risk-
Weighted Assets)
Consolidated	$57,607	14.0%	$16,435	≥4.0%	N/A	N/A
Bank	$55,049	13.5%	$16,350	≥4.0%	$24,526	6.0%
Tier I Capital (to
Average Assets)
Consolidated	$57,607	10.0%	$23,101	≥4.0%	N/A	N/A
Bank	$55,049	9.5%	$23,073	≥4.0%	$28,841	5.0%